Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
FPS commitment	$ 10,000,000	$ 10,000,000
Fixed commitment amount	10,000,000	$ 10,000,000
Business combination percentage		80.00%
Sponsor loans	$ 79,000	$ 7,534,106
Business combination	80.00%	80.00%
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Sponsor percentage		8.00%
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Sponsor percentage		80.00%
Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Fair value transfers out of level 3			$ 7.1